Shareholder Report, Holdings (Details) - C000017543	Jun. 30, 2025
FIXED INC CLEARING CORP.REPO
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Helikon Long Short Equity Fund ICAV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Voloridge Trading Aggressive Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Vanguard Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	87.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%